Subsequent Events (Details) - USD ($)		3 Months Ended	6 Months Ended			12 Months Ended
	Aug. 19, 2014	Sep. 15, 2015	Jun. 30, 2015	Jun. 24, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events (Details) [Line Items]
Payments of Stock Issuance Costs						$ 752,212
Stock Issued During Period, Shares, Issued for Services (in Shares)	1,100,000
Proceeds from Issuance of Common Stock			$ 66,317		$ 184,113	$ 377,081	$ 468,518
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		2,492,522		1,284,350
Proceeds from Issuance or Sale of Equity		$ 448,059
Payments of Stock Issuance Costs		$ 291,238		$ 173,357
Stock Issued During Period, Shares, Issued for Services (in Shares)		750,000
Stock Issued During Period, Value, Restricted Stock Award, Gross				272,715
Proceeds from Issuance of Common Stock				$ 99,884
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.18		$ 0.20
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.33		$ 0.33